LoCorr Market Trend Fund
Consolidated Schedule of Investments
as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 30.1%	Par	Value
United States Treasury Note
0.25%, 05/31/2025	$4,995,000	$4,731,202
0.25%, 08/31/2025	775,000	726,744
0.25%, 10/31/2025	2,000,000	1,863,359
4.25%, 01/31/2026	20,000	19,846
3.75%, 04/15/2026	8,435,000	8,291,341
0.75%, 05/31/2026	8,780,000	8,090,976
4.50%, 07/15/2026	1,545,000	1,543,129
1.50%, 08/15/2026	4,165,000	3,882,561
4.13%, 02/15/2027	46,005,000	45,634,804
1.88%, 02/28/2027	4,685,000	4,360,893
3.88%, 11/30/2027	7,235,000	7,121,388
3.50%, 01/31/2028	2,570,000	2,496,012
3.63%, 03/31/2028	7,165,000	6,988,394
1.38%, 10/31/2028	15,210,000	13,406,190
3.75%, 12/31/2028	7,860,000	7,696,659
4.25%, 02/28/2029	9,685,000	9,703,159
TOTAL U.S. TREASURY OBLIGATIONS (Cost $126,972,754)		126,556,657

CORPORATE BONDS - 13.4%	Par	Value
Aerospace & Defense - 0.4%
Boeing Co., 3.25%, 02/01/2028	850,000	782,433
L3Harris Technologies, Inc., 5.40%, 01/15/2027	595,000	599,520
RTX Corp., 4.13%, 11/16/2028	290,000	280,681
		1,662,634

Agriculture - 0.1%
Philip Morris International, Inc., 4.88%, 02/15/2028	510,000	508,956

Auto Manufacturers - 0.5%
Daimler Truck Finance North America LLC, 5.00%, 01/15/2027 (a)	550,000	548,687
General Motors Financial Co., Inc., 5.80%, 06/23/2028	700,000	714,037
Toyota Motor Credit Corp., 5.60%, 09/11/2025	370,000	372,553
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (a)	460,000	429,895
		2,065,172

Banks - 5.3%
Banco Santander SA
3.50%, 03/24/2025	635,000	623,353
2.75%, 05/28/2025	80,000	77,299
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	1,250,000	1,220,666
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029	885,000	908,007
Bank of America NA, 5.53%, 08/18/2026	2,640,000	2,667,784
Barclays PLC, 6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029	840,000	873,126
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	435,000	416,225
Citibank NA, 5.80%, 09/29/2028	1,400,000	1,449,148
Citigroup, Inc., 4.14% to 05/24/2024 then SOFR + 1.37%, 05/24/2025	715,000	712,957
Credit Suisse AG, 5.00%, 07/09/2027	465,000	460,962
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028 (a)	515,000	521,988
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	1,735,000	1,740,980
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	360,000	379,055
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	390,000	400,880
ING Groep NV
3.55%, 04/09/2024	400,000	399,828
3.87% to 03/28/2025 then SOFR + 1.64%, 03/28/2026	580,000	569,627
JPMorgan Chase & Co., 5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029	1,710,000	1,723,213
JPMorgan Chase Bank NA, 5.11%, 12/08/2026	870,000	872,699
Morgan Stanley
0.79% to 05/30/2024 then SOFR + 0.53%, 05/30/2025	150,000	148,607
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029	360,000	363,132
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	1,605,000	1,599,188
Toronto-Dominion Bank
3.77%, 06/06/2025	545,000	535,469
1.25%, 09/10/2026	885,000	807,671
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026 (a)	250,000	246,495
6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)	445,000	454,747
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	835,000	845,131
Wells Fargo Bank NA, 5.45%, 08/07/2026	1,220,000	1,228,570
		22,246,807

Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	805,000	811,781

Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	800,000	805,537

Building Materials - 0.2%
Carrier Global Corp., 5.80%, 11/30/2025	355,000	357,419
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	320,000	309,639
		667,058

Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	290,000	288,627

Cosmetics & Personal Care - 0.3%
Haleon US Capital LLC, 3.38%, 03/24/2027	1,290,000	1,234,674

Diversified Financial Services - 0.6%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	1,230,000	1,250,909
Air Lease Corp., 5.85%, 12/15/2027	665,000	675,834
Capital One Financial Corp., 4.17% to 05/09/2024 then SOFR + 1.37%, 05/09/2025	405,000	404,193
Private Export Funding Corp., 3.25%, 06/15/2025	200,000	196,023
		2,526,959

Electric - 0.9%
Florida Power & Light Co.
5.05%, 04/01/2028	840,000	849,485
4.40%, 05/15/2028	445,000	440,328
Georgia Power Co., 5.00%, 02/23/2027	730,000	731,208
NSTAR Electric Co., 3.20%, 05/15/2027	700,000	668,672
Southern California Edison Co., 1.20%, 02/01/2026	180,000	167,184
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	760,000	749,456
		3,606,333

Entertainment - 0.3%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	1,535,000	1,465,522

Food - 0.1%
Sysco Corp., 3.25%, 07/15/2027	505,000	477,327

Healthcare-Products - 0.4%
Baxter International, Inc., 1.32%, 11/29/2024	945,000	917,987
Revvity, Inc., 0.85%, 09/15/2024	890,000	869,367
		1,787,354

Healthcare-Services - 0.2%
HCA, Inc., 3.13%, 03/15/2027	680,000	643,353

Insurance - 0.5%
Equitable Financial Life Global, 1.40%, 07/07/2025 (a)	535,000	507,330
Metropolitan Life Global Funding I, 5.05%, 01/06/2028 (a)	245,000	245,291
Principal Life Global Funding II, 0.88%, 01/12/2026 (a)	550,000	508,011
Protective Life Global Funding, 0.78%, 07/05/2024 (a)	885,000	874,030
		2,134,662

Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	310,000	312,498

Media - 0.2%
Charter Communications Operating LLC, 4.91%, 07/23/2025	930,000	918,811

Oil & Gas - 0.0%(b)
Marathon Oil Corp., 5.30%, 04/01/2029	100,000	99,891

Pharmaceuticals - 0.6%
AbbVie, Inc., 4.80%, 03/15/2029	255,000	255,295
Astrazeneca Finance LLC, 4.80%, 02/26/2027	320,000	319,986
CVS Health Corp.
2.88%, 06/01/2026	845,000	805,795
5.00%, 01/30/2029	190,000	190,619
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	1,165,000	1,148,413
		2,720,108

Pipelines - 0.7%
Enbridge, Inc.
2.50%, 02/14/2025	370,000	360,376
6.00%, 11/15/2028	335,000	348,459
Energy Transfer LP, 6.05%, 12/01/2026	845,000	862,282
Williams Cos., Inc.
5.40%, 03/02/2026	800,000	802,306
4.90%, 03/15/2029	385,000	382,487
		2,755,910

REITS - 0.5%
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	420,000	409,058
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)	625,000	623,241
SITE Centers Corp.
3.63%, 02/01/2025	290,000	285,510
4.70%, 06/01/2027	755,000	744,395
		2,062,204

Retail - 0.2%
O'Reilly Automotive, Inc., 5.75%, 11/20/2026	660,000	671,079

Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	435,000	434,540

Software - 0.1%
Oracle Corp., 2.30%, 03/25/2028	470,000	424,430

Telecommunications - 0.6%
AT&T, Inc., 2.30%, 06/01/2027	705,000	650,087
T-Mobile USA, Inc.
4.80%, 07/15/2028	565,000	560,437
4.85%, 01/15/2029	780,000	774,518
Verizon Communications, Inc., 2.10%, 03/22/2028	735,000	661,737
		2,646,779
TOTAL CORPORATE BONDS (Cost $56,020,352)		55,979,006

MORTGAGE-BACKED SECURITIES - 10.6%	Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class A, 6.59% (1 mo. Term SOFR + 1.26%), 04/15/2034 (a)	600,000	548,226
Ares Commercial Real Estate Corp., Series 2021-FL4, Class A, 6.27% (1 mo. Term SOFR + 0.94%), 12/18/2037 (a)	8,353	8,333
Banc of America-Remic Trust, Series 2022-DKLX, Class A, 6.48% (1 mo. Term SOFR + 1.15%), 01/15/2039 (a)	1,250,000	1,238,672
BANK-2022, Series 2022-BNK39, Class A1, 1.74%, 02/15/2055	411,447	388,936
BX Trust
Series 2021-CIP, Class A, 6.36% (1 mo. Term SOFR + 1.04%), 12/15/2038 (a)	1,000,000	989,375
Series 2022-PSB, Class A, 7.78% (1 mo. Term SOFR + 2.45%), 08/15/2039 (a)	871,262	876,702
Series 2024-WPT, Class A, 6.89% (1 mo. Term SOFR + 1.54%), 03/15/2034 (a)	500,000	498,748
Series 2024-XL5, Class A, 6.69% (1 mo. Term SOFR + 1.39%), 03/15/2041 (a)	1,500,000	1,500,755
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4, 3.64%, 10/10/2047	1,050,000	1,036,901
Cold Storage Trust, Series 2020-ICE5, Class A, 6.33% (1 mo. Term SOFR + 1.01%), 11/15/2037 (a)	1,965,981	1,961,679
Computershare Corporate Trust, Series 2015-NXS1, Class A5, 3.15%, 05/15/2048	750,000	728,498
ELP Commercial Mortgage Trust
Series 2021-ELP, Class A, 6.14% (1 mo. Term SOFR + 0.82%), 11/15/2038 (a)	1,242,554	1,231,681
Series 2021-ELP, Class B, 6.56% (1 mo. Term SOFR + 1.23%), 11/15/2038 (a)	948,896	940,000
Fannie Mae Aces, Series 2014-M11, Class 1A, 3.08%, 08/25/2024 (c)	266,098	262,983
Fannie Mae Connecticut Avenue Securities
Series 2018-C01, Class 1EB1, 5.88% (30 day avg SOFR US + 0.56%), 07/25/2030	17,430	17,439
Series 2018-C05, Class 1M2, 7.78% (30 day avg SOFR US + 2.46%), 01/25/2031	489,605	501,217
Series 2021-R03, Class 1M2, 6.97% (30 day avg SOFR US + 1.65%), 12/25/2041 (a)	20,000	20,086
Series 2022-R01, Class 1M2, 7.22% (30 day avg SOFR US + 1.90%), 12/25/2041 (a)	375,000	377,590
Series 2022-R03, Class 1M2, 8.82% (30 day avg SOFR US + 3.50%), 03/25/2042 (a)	2,000,000	2,096,065
Series 2022-R04, Class 1M2, 8.42% (30 day avg SOFR US + 3.10%), 03/25/2042 (a)	775,000	805,449
Series 2022-R05, Class 2M2, 8.32% (30 day avg SOFR US + 3.00%), 04/25/2042 (a)	25,000	25,779
Series 2022-R06, Class 1M2, 9.17% (30 day avg SOFR US + 3.85%), 05/25/2042 (a)	285,000	302,209
Series 2022-R07, Class 1M2, 9.97% (30 day avg SOFR US + 4.65%), 06/25/2042 (a)	520,000	565,130
Series 2022-R08, Class 1M2, 8.92% (30 day avg SOFR US + 3.60%), 07/25/2042 (a)	625,000	659,737
Series 2023-R01, Class 1M2, 9.07% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	865,000	924,419
Series 2023-R02, Class 1M2, 8.67% (30 day avg SOFR US + 3.35%), 01/25/2043 (a)	1,445,000	1,524,563
Series 2023-R04, Class 1M2, 8.87% (30 day avg SOFR US + 3.55%), 05/25/2043 (a)	600,000	638,732
Fannie Mae Pool, Pool MA5149, 5.50%, 09/01/2038	640,230	645,483
Freddie Mac Pool, Pool SB8261, 5.50%, 10/01/2038	2,861,271	2,884,749
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, 7.62% (30 day avg SOFR US + 2.30%), 08/25/2033 (a)	575,973	587,360
Series 2021-DNA5, Class M2, 6.97% (30 day avg SOFR US + 1.65%), 01/25/2034 (a)	29,197	29,301
Series 2021-DNA7, Class M2, 7.12% (30 day avg SOFR US + 1.80%), 11/25/2041 (a)	1,825,000	1,835,374
Series 2022-DNA2, Class M1B, 7.72% (30 day avg SOFR US + 2.40%), 02/25/2042 (a)	225,000	229,069
Series 2022-DNA3, Class M1B, 8.22% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	2,000,000	2,067,611
Series 2022-DNA5, Class M1B, 9.82% (30 day avg SOFR US + 4.50%), 06/25/2042 (a)	2,115,000	2,287,073
Series 2022-DNA6, Class M1B, 9.02% (30 day avg SOFR US + 3.70%), 09/25/2042 (a)	720,000	763,156
Series 2023-DNA1, Class M1B, 8.42% (30 day avg SOFR US + 3.10%), 03/25/2043 (a)	165,000	173,004
FRESB Multifamily Structured Pass Through Certificates, Series 2019-SB67, Class A5F, 2.09%, 07/25/2024 (c)	456,648	451,418
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 6.24% (1 mo. Term SOFR + 0.91%), 02/15/2038 (a)	750,000	626,450
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 6.69% (1 mo. Term SOFR + 1.36%), 11/15/2036 (a)	1,500,000	1,474,760
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class A, 6.24% (1 mo. Term SOFR + 0.91%), 04/15/2038 (a)	330,714	330,301
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047	685,000	647,478
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 6.54% (1 mo. Term SOFR + 1.22%), 04/15/2038 (a)	754,989	749,798
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 6.73% (1 mo. Term SOFR + 1.40%), 03/15/2039 (a)	1,500,000	1,484,290
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class A, 3.79%, 11/15/2032 (a)(c)	1,000,000	881,441
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 6.94% (1 mo. Term SOFR + 1.64%), 03/15/2041 (a)	1,400,000	1,401,753
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 6.32% (1 mo. Term SOFR + 0.99%), 07/15/2038 (a)	1,000,000	951,262
SMR Mortgage Trust, Series 2022-IND, Class A, 6.98% (1 mo. Term SOFR + 1.65%), 02/15/2039 (a)	1,159,656	1,128,648
SREIT Trust, Series 2021-MFP2, Class A, 6.26% (1 mo. Term SOFR + 0.94%), 11/15/2036 (a)	1,050,000	1,044,422
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060 (a)(d)	59,598	56,818
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class A5, 3.61%, 11/15/2047	1,000,000	982,973
TOTAL MORTGAGE-BACKED SECURITIES (Cost $44,790,963)		44,383,896

U.S. GOVERNMENT AGENCY ISSUES - 7.3%	Par	Value
Federal Farm Credit Banks Funding Corp.
4.63%, 03/05/2026	5,690,000	5,684,008
4.38%, 03/08/2027	6,555,000	6,539,167
Federal Home Loan Banks
1.00%, 12/20/2024	1,980,000	1,921,459
2.07%, 08/28/2025	2,145,000	2,067,110
1.00%, 03/23/2026	1,950,000	1,810,232
4.63%, 09/11/2026	7,070,000	7,083,668
1.10%, 02/25/2028	2,365,000	2,077,999
Federal National Mortgage Association
1.75%, 07/02/2024	1,000,000	990,881
1.88%, 09/24/2026	2,735,000	2,564,688
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $30,812,463)		30,739,212

ASSET-BACKED SECURITIES - 6.6%	Par	Value
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class A3, 0.76%, 08/18/2026	426,034	417,831
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065 (a)(e)	15,820	14,794
Avis Budget Car Rental LLC
Series 2019-3A, Class A, 2.36%, 03/20/2026 (a)	264,000	257,677
Series 2023-2A, Class A, 5.20%, 10/20/2027 (a)	200,000	199,667
CarMax Auto Owner Trust
Series 2021-3, Class A3, 0.55%, 06/15/2026	1,228,486	1,194,690
Series 2021-4, Class A3, 0.56%, 09/15/2026	330,358	319,814
Carvana Auto Receivables Trust
Series 2021-P2, Class A3, 0.49%, 03/10/2026	153,603	152,275
Series 2021-P4, Class A3, 1.31%, 01/11/2027	775,601	753,744
Series 2022-P3, Class A3, 4.61%, 11/10/2027	1,925,000	1,905,236
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (a)	635,375	581,716
Ford Credit Auto Owner Trust, Series 2024-A, Class A3, 5.09%, 12/15/2028	1,175,000	1,177,131
General Motors Financial Co., Inc., Series 2021-2, Class A3, 0.34%, 12/18/2026	83,484	83,074
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class A4, 0.50%, 02/17/2026	1,150,000	1,128,726
Series 2021-1, Class A3, 0.35%, 10/16/2025	79,654	79,025
Series 2021-3, Class A3, 0.48%, 06/16/2026	423,170	413,115
Series 2023-4, Class A3, 5.78%, 08/16/2028	1,380,000	1,399,675
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033 (a)	211,318	202,145
Series 2023-1A, Class A, 5.72%, 01/25/2038 (a)	119,358	120,151
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	940,000	944,579
Invitation Homes Trust, Series 2018-SFR4, Class A, 6.54% (1 mo. Term SOFR + 1.21%), 01/17/2038 (a)	631,540	633,080
IPFS Corp., Series 2022-D, Class A, 4.27%, 08/15/2027 (a)	1,200,000	1,181,204
Marriott Vacations Worldwide Corp., Series 2018-A, Class A, 3.56%, 02/20/2036 (a)	124,685	122,765
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	466,452	452,955
Series 2024-1A, Class A, 5.32%, 02/20/2043 (a)	3,000,000	3,012,271
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051 (a)	784,000	730,342
Santander Consumer USA, Inc.
Series 2022-5, Class A3, 4.11%, 08/17/2026	446,225	444,906
Series 2022-6, Class A3, 4.49%, 11/16/2026	577,329	575,460
Synchrony Bank, Series 2024-A1, Class A, 5.04%, 03/15/2030	1,000,000	1,000,492
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (a)	1,007,063	911,269
Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.30%, 06/21/2027 (a)	2,040,000	2,039,901
T-Mobile US Trust 2024-1, Series 2024-1A, Class A, 5.05%, 09/20/2029 (a)	610,000	609,765
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (a)	500,000	477,273
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027 (a)	2,350,000	2,347,604
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	1,300,000	1,302,933
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/2026	489,485	478,067
TOTAL ASSET-BACKED SECURITIES (Cost $27,936,068)		27,665,352

MUNICIPAL BONDS - 0.2%	Par	Value
State of Hawaii, 1.03%, 08/01/2025	720,000	683,345
TOTAL MUNICIPAL BONDS (Cost $720,000)		683,345

SHORT-TERM INVESTMENTS - 9.0%
U.S. Treasury Bills - 9.0%	Par
5.40%, 04/18/2024(f)	37,722,000	37,628,303

TOTAL SHORT-TERM INVESTMENTS (Cost $37,628,303)		37,628,303

TOTAL INVESTMENTS - 77.2% (Cost $324,880,903)		$323,635,771
Money Market Deposit Account - 8.1%(g)(h)		33,970,667
Other Assets in Excess of Liabilities - 14.7%(i)		61,634,651
TOTAL NET ASSETS - 100.0%		$419,241,089

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $54,690,115 or 13.0% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(d)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(f)	The rate shown is the effective yield as of March 31, 2024.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 5.24%.

(h)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of March 31, 2024 is $398,196.
(i)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the net value of these assets totals $56,757,716.

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
as of March 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Aluminum	112	06/17/2024	$6,536,992	$137,317
Arabica Coffee	145	05/20/2024	10,268,719	(16,126)
Brent Crude Oil	206	04/30/2024	17,922,000	705,155
CAC40 10 Euro Index	310	04/19/2024	27,503,048	326,178
Copper	82	06/17/2024	18,161,586	177,233
Cotton No.2	103	05/08/2024	4,706,070	(116,083)
Crude Oil	194	04/22/2024	16,134,980	754,377
Dollar Index	103	06/17/2024	10,739,707	178,547
Dow Jones Industrial Average Index	252	06/21/2024	50,621,760	1,203,140
Euro STOXX 50 Quanto Index	1,115	06/21/2024	60,687,391	1,665,978
FTSE 100 Index	248	06/21/2024	25,003,458	436,101
German Stock Index	136	06/21/2024	68,872,275	1,929,698
Gold	182	06/26/2024	40,738,880	653,498
London Cocoa	29	05/15/2024	3,029,206	1,287,997
Low Sulphur Gas Oil	223	05/10/2024	18,018,400	(5,049)
Nasdaq 100 Index	99	06/21/2024	36,580,500	330,087
Nikkei 225 Index	116	06/13/2024	30,827,586	273,906
NY Harbor ULSD	74	04/30/2024	8,151,352	(122,070)
Reformulated Gasoline Blendstock	120	04/30/2024	13,711,824	360,319
Russell 2000 Index	169	06/21/2024	18,132,855	332,465
S&P 500 Index	198	06/21/2024	52,554,150	1,065,066
Silver	12	05/29/2024	1,494,960	(4,939)
TOPIX Index	198	06/13/2024	35,962,545	641,136
Zinc	80	06/17/2024	4,870,340	(253,967)
				$11,939,964
				–
Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	(586)	06/16/2025	$153,950,572	$(47,076)
3-Month Secured Overnight Financing Rate	(1,486)	09/16/2025	356,398,525	1,407,123
Aluminum	(104)	06/17/2024	6,070,064	(250,162)
Australian Government 10 Year Bonds	(66)	06/17/2024	5,013,784	(36,602)
Canadian 10 Year Government Bonds	(223	06/19/2024	19,811,613	(60,662)
Copper	(16)	06/17/2024	3,543,724	(160,224)
Corn No. 2 Yellow	(673)	05/14/2024	14,873,300	(173,075)
Crude Soybean Oil	(145)	05/14/2024	4,171,650	(83,250)
Euro-BOBL	(566)	06/06/2024	72,207,118	(311,029)
Euro-Bund	(132)	06/06/2024	18,994,466	(151,713)
Euro-Schatz	(2,064)	06/06/2024	235,367,835	(115,878)
Hang Seng Index	(103)	04/29/2024	10,902,848	2,397
Hard Red Winter Wheat	(206)	07/12/2024	5,971,425	(51,758)
ICE 3 Month SONIA Rate	(103)	09/16/2025	31,219,803	(53,608)
Long Gilt	(29)	06/26/2024	3,658,034	(55,796)
Natural Gas	(272)	04/26/2024	4,795,360	175,986
Soybean Meal	(165)	05/14/2024	5,572,050	21,523
Soybeans	(343)	05/14/2024	20,434,225	(130,166)
Sugar #11	(78)	04/30/2024	1,967,347	(56,327)
U.S. Treasury 10 Year Notes	(413)	06/18/2024	45,759,110	(196,985)
U.S. Treasury 2 Year Notes	(1,214)	06/28/2024	248,244,032	235,770
U.S. Treasury 5 Year Note	(731)	06/28/2024	78,228,422	(138,825)
U.S. Treasury Long Bonds	(153)	06/18/2024	18,426,938	(193,516)
Wheat	(289)	05/14/2024	8,095,613	305,432
Zinc	(76)	06/17/2024	4,626,823	(146,983)
				$(265,404)
Total Unrealized Appreciation (Depreciation)				$11,674,560

LoCorr Market Trend Fund
Schedule of Forward Currency Contracts
as of March 31, 2024 (Unaudited)

Settlemen t Date	Currency Purchased		Currency Sold		Counterparty	Value / Unrealized Appreciation (Depreciation)

06/21/2024	AUD	5,106,000	USD	3,389,623	Bank of America Securities, Inc.	$(54,307)
06/21/2024	CAD	8,541,000	USD	6,332,976	Bank of America Securities, Inc.	(19,751)
06/21/2024	EUR	6,638,000	USD	7,286,653	Bank of America Securities, Inc.	(100,142)
06/21/2024	GBP	42,822,000	USD	54,855,000	Bank of America Securities, Inc.	(782,893)
06/21/2024	JPY	1,177,100,000	USD	8,014,476	Bank of America Securities, Inc.	(136,005)
06/21/2024	MXN	518,327,000	USD	30,477,998	Bank of America Securities, Inc.	281,940
06/21/2024	NZD	28,277,000	USD	17,428,674	Bank of America Securities, Inc.	(533,829)
06/21/2024	USD	26,257,637	AUD	39,730,000	Bank of America Securities, Inc.	305,399
06/21/2024	USD	50,084,173	CAD	67,458,000	Bank of America Securities, Inc.	221,449
06/21/2024	USD	61,232,550	CHF	53,739,000	Bank of America Securities, Inc.	1,074,046
06/21/2024	USD	15,340,806	EUR	14,047,000	Bank of America Securities, Inc.	133,076
06/21/2024	USD	23,135,265	GBP	18,276,000	Bank of America Securities, Inc.	57,832
06/21/2024	USD	72,557,765	JPY	10,593,974,000	Bank of America Securities, Inc.	1,651,033
06/21/2024	USD	132,662	MXN	2,252,000	Bank of America Securities, Inc.	(982)
06/21/2024	USD	23,395,795	NZD	38,788,000	Bank of America Securities, Inc.	220,874
						$2,317,740
AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollar
USD - United States Dollar

Investment Valuation

Fair Value Measurement Summary

March 31, 2024 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Opportunity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.
Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage-backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage-backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

● securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

● securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

● securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

● For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of March 31, 2024:

LoCorr Market Trend Fund
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	126,556,657	–	126,556,657
Corporate Bonds	–	55,979,006	–	55,979,006
Mortgage-Backed Securities	–	44,383,896	–	44,383,896
U.S. Government Agency Issues	–	30,739,212	–	30,739,212
Asset-Backed Securities	–	27,665,352	–	27,665,352
Municipal Bonds	–	683,345	–	683,345
U.S. Treasury Bills	–	37,628,303	–	37,628,303
Total Assets	–	323,635,771	–	323,635,771

Other Financial Instruments*:
Assets
Futures	14,606,428	–	–	14,606,428
Forwards	–	3,945,649	–	3,945,649
Total Assets	14,606,428	3,945,649	–	18,552,077

Liabilities
Forwards	–	(1,627,909)	–	(1,627,909)
Futures	(2,931,868)	–	–	(2,931,868)
Total Liabilities	(2,931,868)	(1,627,909)	–	(4,559,777)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2024.

Refer to the Schedule of Investments for industry classifications.